Investment Strategy	Apr. 30, 2026
Victory Aggressive Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in growth companies. For purposes of this 80% policy, the Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser believes that the issuer has above-average potential for earnings and/or revenue growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.The Fund invests primarily in equity securities of large-capitalization companies (which, for purposes of this Fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index) that are selected for their growth potential. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund’s Adviser allocates the Fund’s assets among the Adviser’s internal investment teams. The managers implement a fundamentally driven security selection investment process that seeks to identify companies that will provide superior portfolio returns over the long term.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, the Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser believes that the issuer has above-average potential for earnings and/or revenue growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The managers implement a fundamentally driven security selection investment process that seeks to identify companies that will provide superior portfolio returns over the long term.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in growth companies.
Victory Capital Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in U.S. and foreign equity securities that are believed to be the most attractive in the global marketplace. The Fund’s adviser allocates the Fund’s assets among the adviser’s internal investment teams. The managers implement a combination of quantitative and/or fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality, value, and/or growth. The Fund may invest up to 100% of its assets in foreign securities, including securities issued in emerging markets.
Victory Core Plus Intermediate Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in a broad range of debt securities and in derivatives and other instruments that have similar economic characteristics. The effective duration of the Fund is generally between three and 10 years. The Fund’s 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.Up to 65% of the Fund’s assets may be invested in corporate bonds. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. The Fund will invest primarily in investment-grade securities, but also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund also may invest up to 20% of its assets in foreign debt securities, including non-dollar-denominated securities and emerging markets securities. The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in a broad range of debt securities and in derivatives and other instruments that have similar economic characteristics.
Victory Global Managed Volatility Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund’s principal strategy is to combine a portfolio of domestic and foreign equity securities, including emerging markets securities, designed to provide growth with lower volatility. The Fund primarily invests in stocks that exhibit high-quality characteristics such as high levels of profitability and stable earnings, which may lower volatility in the Fund’s returns. The Fund uses quantitative analysis to allocate exposure to various quality factors to limit the amount of risk any individual factor contributes to the Fund and to reduce the Fund’s volatility. The Fund’s portfolio construction process generally seeks to maintain a target beta below the MSCI All-Country World Index (the “benchmark”), which the portfolio manager believes will provide the potential for long-term capital appreciation while maintaining lower volatility than the benchmark.To a limited extent, the Fund may invest in exchange-traded funds (“ETF”) and affiliated ETFs. Additionally, in certain instances, the Fund may use alternative investment strategies such as an option-based risk-management strategy, which involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The Fund can also invest in other derivatives, including equity futures. Futures typically are used as a liquid and economical means of managing tactical allocations to asset classes or factors.
Victory Growth & Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests its assets primarily in equity securities that show the best potential for total return through a combination of capital growth and income. The assessment of potential return is based on an analysis of earnings and earnings growth, relative value, and company management. The Fund’s Adviser allocates the Fund’s assets among the Adviser’s internal investment teams. The managers implement a combination of quantitative and/or fundamentally driven security selection investment processes. One of the managers focuses on companies that may exhibit attractive levels of growth while the other seeks out companies that provide a high level of dividend income with attractive levels of quality and value. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets.
Victory Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of growth companies. For purposes of this 80% policy, the Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser or subadviser believes that the issuer has above-average potential for earnings, revenue, and/or cash flow growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.The Fund invests its assets primarily in a diversified portfolio of equity securities selected for their growth potential. Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies exhibiting high levels of growth.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, the Fund considers a number of factors when determining whether an issuer is a growth company, including whether (i) the issuer is classified as a growth company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of growth companies; and/or (iii) the Adviser or subadviser believes that the issuer has above-average potential for earnings, revenue, and/or cash flow growth consistent with the Fund’s strategy, considering such measures as historical and/or projected growth rates relative to the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies exhibiting high levels of growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of growth companies.
Victory High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund primarily invests its assets in a broad range of U.S. dollar-denominated high-yield securities, including bonds (often referred to as “junk” bonds), convertible securities, leveraged loans (which generally are adjustable-rate bank loans made to companies rated below investment grade), or preferred stocks, with an emphasis on non-investment-grade debt securities. Although the Fund will invest primarily in U.S. securities, it may invest without limit in dollar-denominated foreign securities and to a limited extent in non-dollar-denominated foreign securities, including in each case emerging markets securities.In addition, the Fund may invest in certain derivatives, such as futures and options. The Fund also may use derivatives or various other investment techniques to increase or decrease its exposure to changing security prices or other factors that affect security prices.
Victory Income Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. For purposes of the 80% policy, equity securities means common stocks, depositary receipts, Real Estate Investment Trusts (“REITs”), securities convertible into common stocks, and securities that carry the right to buy common stocks.The Fund’s 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.The Fund attempts to provide a portfolio with a dividend yield that is, over time, at or above the average of the Russell 1000 Value Index. The Fund seeks to do this by normally investing at least 65% of the Fund’s assets in common stocks of companies that pay dividends. Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. Additionally, the Fund may invest in derivatives, including futures and options and may write (sell) covered call options on the securities it holds to generate income.The managers seek to create a diversified portfolio of stocks that pay a dividend with superior dividend growth potential that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. The managers use quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability. They also use quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the Fund.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, equity securities means common stocks, depositary receipts, Real Estate Investment Trusts (“REITs”), securities convertible into common stocks, and securities that carry the right to buy common stocks.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The managers seek to create a diversified portfolio of stocks that pay a dividend with superior dividend growth potential that emphasize certain investment factors such as quality, value, and momentum through quantitative analysis. The managers use quantitative analysis to identify companies that generally meet one of the following criteria: trade at attractive valuations, exhibit positive momentum, and/or have strong and stable profitability. They also use quantitative analysis to allocate exposure to factors in an attempt to take advantage of opportunities and limit the amount of risk any individual factor contributes to the Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities.
Victory Extended Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index. This strategy may be changed upon 60 days’ prior written notice to shareholders.The Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market.The Index consists of the securities within the VettaFi US Equity 3000 IndexSM (“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of June 30, 2026, the market capitalization range of the companies included in the Index was between $40 million and less than $4.842 trillion. The size of companies in the Index changes with market conditions and the composition of the Index.In seeking to track the performance of the Index, the Fund uses the “sampling” method of indexing. Under this approach, the Fund selects a representative sample of stocks and/or derivatives that resemble the Index in terms of industry weightings, market capitalization, and other characteristics. It is not the Fund’s intent to fully replicate the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is a market-cap weighted index consisting of the small- and mid-cap companies in the U.S. equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Index consists of the securities within the VettaFi US Equity 3000 IndexSM (“Parent Index”) after eliminating the largest 500 companies. The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. The number of securities in the Index fluctuates and may be more or less than 2,500. As of June 30, 2026, the market capitalization range of the companies included in the Index was between $40 million and less than $4.842 trillion. The size of companies in the Index changes with market conditions and the composition of the Index.In seeking to track the performance of the Index, the Fund uses the “sampling” method of indexing. Under this approach, the Fund selects a representative sample of stocks and/or derivatives that resemble the Index in terms of industry weightings, market capitalization, and other characteristics.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index.
Victory 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index. This strategy may be changed upon 60 days’ prior written notice to shareholders.The Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM (“Parent Index”). The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. The Fund may exclude or remove any Index stock that it believes is illiquid or has been impaired by financial conditions or other extraordinary events.To the extent that the Index concentrates in the securities of a particular industry or group of industries, the Fund will similarly concentrate its investments. As of the date of this Prospectus, the Fund’s investments are not concentrated in any industry or group of industries, although the Fund’s investments are more focused in the information technology sector, consistent with the Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is a market-cap weighted index that consists of the largest 500 companies within the VettaFi US Equity 3000 IndexSM (“Parent Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Parent Index measures the performance of the largest 3000 U.S. equity securities with readily available price data. In seeking to track the performance of the Index, the Fund attempts to allocate investments among stocks in approximately the same weightings as the Index, beginning with the stocks that make up the larger portion of the Index’s value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index.
Victory Nasdaq-100 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index. This strategy may be changed upon 60 days’ prior written notice to shareholders. The Index is an index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization.In seeking to track the performance of the Index, the Fund will normally invest in all the common stocks of companies in the Index in roughly the same proportions as their weightings in the index.While the Fund attempts to replicate the Index, there may be times when the Fund and the Index do not match exactly. At times, the Fund may purchase a stock not included in the Index when it believes doing so would be a cost-efficient way of approximating the Index’s performance, for example, in anticipation of a stock being added to the Index. To the extent that the Index concentrates in the securities of a particular industry or group of industries, the Fund will similarly concentrate its investments. As of the date of this Prospectus, the Fund’s investments are not concentrated in any industry or group of industries, although the Fund’s investments are more focused in the technology sectors, consistent with the Index.The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is an index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In seeking to track the performance of the Index, the Fund will normally invest in all the common stocks of companies in the Index in roughly the same proportions as their weightings in the index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities included in the Index.
Victory Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (“SEC”) guidelines applicable to money market funds.The Fund restricts its investments to instruments that meet certain maturity and quality requirements under the federal securities laws applicable to money market funds. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.Under applicable federal securities laws, money market funds that qualify as “retail” (retail money market funds) or “government” (government money market funds) are permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 NAV per share. The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Victory Science & Technology Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. For purposes of the 80% policy, companies expected to benefit from the development and use of scientific and technological advances and improvements means those companies that operate in such industries as health care equipment & services, pharmaceuticals, biotechnology & life sciences, software & services, technology hardware & equipment, semiconductors & semiconductor equipment, telecommunication services, media & entertainment, broadline retail, aerospace & defense, and other industries the portfolio managers believe may benefit directly or indirectly from research and development in the science and technology fields. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies exhibiting high levels of growth primarily in the Information Technology and Healthcare sectors. The Fund may invest up to 50% of its assets in foreign securities, including securities issued in emerging markets.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, companies expected to benefit from the development and use of scientific and technological advances and improvements means those companies that operate in such industries as health care equipment & services, pharmaceuticals, biotechnology & life sciences, software & services, technology hardware & equipment, semiconductors & semiconductor equipment, telecommunication services, media & entertainment, broadline retail, aerospace & defense, and other industries the portfolio managers believe may benefit directly or indirectly from research and development in the science and technology fields.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies exhibiting high levels of growth primarily in the Information Technology and Healthcare sectors.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.
Victory Short-Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in a broad range of investment-grade debt securities and in derivatives and other instruments that have similar economic characteristics. The effective duration of the Fund is generally three years or less. The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.Although the Fund will invest primarily in investment-grade securities, the Fund also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. The Fund also may invest up to 20% of its assets in foreign debt securities, including non-dollar-denominated securities and emerging markets securities. The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity. The Fund’s 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The debt securities in which the Fund may invest include, among others, obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in a broad range of investment-grade debt securities and in derivatives and other instruments that have similar economic characteristics.
Victory Small Cap Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies with small market capitalizations. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders. The Fund defines small-cap stocks as those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in either the S&P SmallCap 600 Index or the Russell 2000 Index at the time of purchase. Market capitalization of the companies may change with market conditions and with the composition of each index.Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality, value, and/or growth.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines small-cap stocks as those of companies that have a market capitalization equal to or lower than that of the largest market capitalization stock in either the S&P SmallCap 600 Index or the Russell 2000 Index at the time of purchase. Market capitalization of the companies may change with market conditions and with the composition of each index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality, value, and/or growth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies with small market capitalizations.
Victory Target Retirement Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) managed by the Adviser in a manner consistent with its current asset allocation as depicted in the “lifestyle transition path.” The Fund’s asset allocation strategy is based on the allocation at zero years left until retirement on the lifestyle transition path and is designed for investors who are currently in, or very close to, retirement and who are planning to start withdrawing funds for retirement now or within the immediate future. In general, the Fund’s allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor's age. Because the Fund is designed for investors who are in or close to retirement, it is not anticipated that the Fund’s current asset allocation will change based on the lifestyle transition path. The Fund does not provide guaranteed income for retirement.The Fund’s current target asset allocation consists of: approximately 35% of the Fund’s net assets allocated to underlying affiliated funds that invest primarily in equity securities (“equity investments”); and approximately 65% of the Fund’s net assets allocated to underlying affiliated funds that invest primarily in fixed-income securities (“fixed-income investments”). In each case, the Fund may invest in underlying affiliated funds in alternative asset classes or with alternative strategies that the Adviser believes have similar risk/return profiles as these classes. The target asset allocation is expected to remain relatively constant (subject to periodic rebalancing) and will not change unless approved by the Fund’s Board of Trustees (the “Board”).Although the underlying affiliated funds are categorized generally as equity investments or fixed-income investments, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund’s portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund’s actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path.
Victory Target Retirement 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) managed by the Adviser in a manner consistent with its current asset allocation as depicted in the “lifestyle transition path,” based on the years left until retirement. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. The lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.The Fund’s asset allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (“2030”). In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor’s age or the target date. The Fund does not provide guaranteed income for retirement.Although the underlying affiliated funds are categorized generally as equity investments or fixed-income investments, in either case, the Fund may invest in underlying affiliated funds in alternative asset classes or with alternative strategies that the Adviser believes have similar risk/return profiles as these classes. Also, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund’s portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund’s actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path. It is currently anticipated that at its target date, the Fund’s target asset allocation will consist of approximately 35% of the Fund’s net assets allocated to equity investments; and approximately 65% of the Fund’s net assets allocated to fixed-income investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund’s Board of Trustees (the “Board”).Once the Fund’s target asset allocation is similar to that of the Victory Target Retirement Income Fund, the Board, without shareholder approval, may combine the Fund with the Victory Target Retirement Income Fund. Shareholders will be notified prior to such a combination. Once such a combination occurs, shareholders will own shares of the Victory Target Retirement Income Fund.
Victory Target Retirement 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) managed by the Adviser in a manner consistent with its current asset allocation as depicted in the “lifestyle transition path,” based on the years left until retirement. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. The lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.The Fund’s asset allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (“2040”). In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor’s age or the target date. The Fund does not provide guaranteed income for retirement.Although the underlying affiliated funds are categorized generally as equity investments or fixed-income investments, in either case, the Fund may invest in underlying affiliated funds in alternative asset classes or with alternative strategies that the Adviser believes have similar risk/return profiles as these classes. Also, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund’s portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund’s actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path. It is currently anticipated that at its target date, the Fund’s target asset allocation will consist of approximately 35% of the Fund’s net assets allocated to equity investments; and approximately 65% of the Fund’s net assets allocated to fixed-income investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund’s Board of Trustees (the “Board”).Once the Fund’s target asset allocation is similar to that of the Victory Target Retirement Income Fund, the Board, without shareholder approval, may combine the Fund with the Victory Target Retirement Income Fund. Shareholders will be notified prior to such a combination. Once such a combination occurs, shareholders will own shares of the Victory Target Retirement Income Fund.
Victory Target Retirement 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) managed by the Adviser in a manner consistent with its current asset allocation as depicted in the “lifestyle transition path,” based on the years left until retirement. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. The lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.The Fund’s asset allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (“2050”). In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor’s age or the target date. The Fund does not provide guaranteed income for retirement.Although the underlying affiliated funds are categorized generally as equity investments or fixed-income investments, in either case, the Fund may invest in underlying affiliated funds in alternative asset classes or with alternative strategies that the Adviser believes have similar risk/return profiles as these classes. Also, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund’s portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund’s actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path. It is currently anticipated that at its target date, the Fund’s target asset allocation will consist of approximately 35% of the Fund’s net assets allocated to equity investments; and approximately 65% of the Fund’s net assets allocated to fixed-income investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund’s Board of Trustees (the “Board”).Once the Fund’s target asset allocation is similar to that of the Victory Target Retirement Income Fund, the Board, without shareholder approval, may combine the Fund with the Victory Target Retirement Income Fund. Shareholders will be notified prior to such a combination. Once such a combination occurs, shareholders will own shares of the Victory Target Retirement Income Fund.
Victory Target Retirement 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”) (“underlying affiliated funds”) managed by the Adviser in a manner consistent with its current asset allocation as depicted in the “lifestyle transition path,” based on the years left until retirement. The lifestyle transition path depicts how the asset allocation strategy shifts the Fund’s assets among asset classes as the Fund becomes more conservative over time. The lifestyle transition path reflects the need for reduced investment risks and lower volatility as retirement approaches.The Fund’s asset allocation strategy is designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund’s specific target date (“2060”). In general, the Fund’s asset allocation strategy assumes funds will start being withdrawn for retirement purposes at age 65. However, the Fund should not be selected solely on the basis of an investor’s age or the target date. The Fund does not provide guaranteed income for retirement.Although the underlying affiliated funds are categorized generally as equity investments or fixed-income investments, in either case, the Fund may invest in underlying affiliated funds in alternative asset classes or with alternative strategies that the Adviser believes have similar risk/return profiles as these classes. Also, many of these underlying affiliated funds invest in a mix of securities of domestic and foreign issuers, investment-grade and high-yield bonds, and other securities. As a result, the target asset allocation of the Fund may differ from the actual securities held by the underlying affiliated funds. Actual asset allocation also may differ from the lifestyle transition path as a result of market movement. The Fund’s portfolio will be rebalanced on a regular basis, taking into account transaction costs. We may adjust the Fund’s actual asset allocation from the targets specified in the lifestyle transition path based on market view or other conditions as part of an active asset allocation strategy, or make changes to the lifestyle transition path. It is currently anticipated that at its target date, the Fund’s target asset allocation will consist of approximately 35% of the Fund’s net assets allocated to equity investments; and approximately 65% of the Fund’s net assets allocated to fixed-income investments. The Fund’s target asset allocation will not change after the target date has been reached unless approved by the Fund’s Board of Trustees (the “Board”).Once the Fund’s target asset allocation is similar to that of the Victory Target Retirement Income Fund, the Board, without shareholder approval, may combine the Fund with the Victory Target Retirement Income Fund. Shareholders will be notified prior to such a combination. Once such a combination occurs, shareholders will own shares of the Victory Target Retirement Income Fund.
Victory Ultra Short-Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in investment-grade debt securities and in derivatives and other instruments that have similar economic characteristics. The effective duration of the Fund is generally one year or less. The Fund invests primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; Yankee obligations; and other securities believed to have debt-like characteristics. The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity.This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.In addition, the Fund may invest up to 10% of its net assets in securities that at the time of purchase are below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; Yankee obligations; and other securities believed to have debt-like characteristics.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The managers implement the Fund’s strategy by seeking to select securities that represent value at the time of purchase given current market conditions. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features), and liquidity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in investment-grade debt securities and in derivatives and other instruments that have similar economic characteristics.
Victory Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies considered to represent value. The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.Although the Fund will invest primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, including securities issued in emerging markets. The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality and value.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers a number of factors when determining whether an issuer represents value, including whether (i) the issuer is classified as a value company by an independent third-party financial data provider based on financial metrics and other available information; (ii) the issuer is included in an index or index-based ETF that is representative of value companies; and/or (iii) the Adviser believes that the issuer’s securities are reasonably valued given the issuer’s expected growth or other business prospects, consistent with the Fund’s strategy, considering such measures as historical and/or projected earnings, book value, cash flow, and revenue relative to valuation and the applicable equity market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund employs a multi-manager structure with the underlying managers implementing fundamentally driven security selection investment processes that focus on companies that may exhibit attractive levels of quality and value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies considered to represent value.
IF [Member] | Victory Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests its assets primarily in U.S. dollar-denominated fixed-income securities that have been selected for their high yields relative to the risk involved. The fixed-income securities in which the Fund invests include obligations of U.S., state, and local governments, and their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; and repurchase agreements. The Fund also may invest in income-producing common stock, preferred securities, and other securities believed to have debt-like characteristics.The Fund may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 20% of its assets in foreign securities, including non-dollar-denominated securities and emerging markets securities. The Fund will invest primarily in investment-grade securities but also may invest up to 10% of its net assets in below-investment-grade securities, which are sometimes referred to as high-yield or “junk” bonds. Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated in one of the four highest credit grades by a public rating agency (or of equivalent quality if not publicly rated). Such securities are measured at the time of purchase. The Fund may use derivatives, such as futures, options, and swaps, to increase or decrease its exposure to changing security prices or other factors that affect security values, to seek to enhance income, to protect the value of portfolio securities, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.